Leases - Summary of Supplemental Information Related to Operating Leases (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 25, 2022	Sep. 26, 2021	Sep. 25, 2022	Sep. 26, 2021	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Cash outflows for amounts included in the measurement of lease liabilities	$ 315	$ 418	$ 935	$ 623	$ 924	$ 819
ROU assets obtained in exchange for lease obligations	0	2,611	85	3,940	3,940	0
Lease modifications	$ (152)	$ 0	$ (152)	$ 0	$ 0	$ (83)
Weighted-average remaining lease term (in years)	2 years 6 months 29 days		2 years 6 months 29 days		3 years 3 months 3 days	8 months 26 days
Weighted-average discount rate	1.32%		1.32%		1.29%	3.66%